FINANCIAL RISK MANAGEMENT ACTIVITIES - Credit Risk Exposure (Details) - Credit risk	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents | Low (AAA to A-)
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	91.00%	83.00%	82.00%
Cash and cash equivalents | Medium (BBB to B-)
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	8.00%	14.00%	12.00%
Cash and cash equivalents | High (CCC+ and below)
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	1.00%	3.00%	6.00%
Restricted cash | Low (AAA to A-)
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	0.00%	0.00%	16.00%
Restricted cash | Medium (BBB to B-)
Disclosure of detailed information about financial instruments [line items]
Risk exposure %	100.00%	100.00%	84.00%